As filed with the Securities and Exchange Commission on May 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
60 Heritage Drive
Pleasantville, NY 10570
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period:  3/31/2010

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 19.89%
Closed-End Funds - 19.88%
Blue Chip Value Fund, Inc.	191,038	$632,336
Cohen & Steers Infrastructure Fund, Inc.	25,809	384,296
DCA Total Return Fund	5,400	15,660
DWS Enhanced Commodity Strategy Fund, Inc.	28,229	235,712
DWS RREEF Real Estate Fund, Inc. (a)	589	2,674
DWS RREEF Real Estate Fund II, Inc. (a)	17,229	22,570
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	59,725	944,850
Evergreen International Balanced Income Fund	20,170	282,380
First Trust/Four Corners Senior Floating Rate Income Fund	40,586	523,559
Fort Dearborn Income Securities, Inc.	6,014	88,225
Gabelli Global Multimedia Trust, Inc. (a)	63,580	472,399
Liberty All-Star Equity Fund, Inc.	310,864	1,476,604
Liberty All-Star Growth Fund, Inc.	397,640	1,487,174
LMP Capital and Income Fund, Inc.	140,011	1,506,518
RiverSource LaSalle International Real Estate Fund, Inc.	54,731	424,713
Royce Micro-Cap Trust, Inc.	171,228	1,402,357
Royce Value Trust, Inc.	166,565	1,972,130
SunAmerica Focused Alpha Growth Fund, Inc.	326,252	4,733,916
SunAmerica Focused Alpha Large-Cap Fund, Inc.	75,644	1,079,440
Taiwan Greater China Fund (a)	98,971	626,486
Tri-Continental Corporation	80,217	984,263
		19,298,262
Business Development Companies - 0.01%
MVC Capital, Inc.	500	6,785
TOTAL INVESTMENT COMPANIES (Cost $18,259,429)		19,305,047

AUCTION RATE PREFERRED SECURITIES - 12.87% (c)(d)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.457%	100	2,118,750
BlackRock Insured Municipal Income Trust - Series F7, 0.457%	60	1,275,000
BlackRock Municipal 2018 Term Trust - Series W7, 0.442%	100	2,118,750
BlackRock Municipal Bond Trust - Series R7, 0.457%	75	1,593,750
BlackRock Municipal Bond Trust - Series T7, 0.442%	75	1,593,750
BlackRock MuniHoldings Fund II, Inc. - Series A, 0.442%	50	1,062,500
Evergreen Income Advantage Fund - Series M28, 0.272%	4	81,000
Evergreen Income Advantage Fund - Series T7, 0.287%	4	81,000
Evergreen Income Advantage Fund - Series TH7, 0.272%	1	20,250
Evergreen Income Advantage Fund - Series W7, 0.242%	2	40,500
Evergreen Multi-Sector Income Fund - Series W7, 1.484%	4	81,000
Nuveen California Performance Plus Municipal Fund, Inc. - Series W, 0.442%	1	22,500
Nuveen Insured Quality Municipal Fund, Inc. - Series W, 0.442%	4	90,000
Nuveen Investment Quality Municipal Fund, Inc. - Series M, 0.457%	4	90,000
Nuveen Municipal Market Opportunity Fund, Inc. - Series M, 0.457%	52	1,170,000
Nuveen Performance Plus Municipal Fund - Series W, 0.442%	3	67,500
Nuveen Premium Income Municipal Fund, Inc. - Series TH, 0.442%	33	742,500
Nuveen Premium Income Municipal Fund, Inc. - Series W, 0.442%	4	90,000
Nuveen Premium Income Municipal Fund 4, Inc. - Series M, 0.457%	6	150,000
TOTAL AUCTION RATE PREFERRED SECURITIES (Cost $12,473,750)		12,488,750

COMMON STOCKS - 3.40%
Agricultural Production-Crops - 0.24%
Limoneira Company	1,339	227,630
Special Purpose Acquisition Vehicle - 3.16%
Liberty Acquisition Holdings Corporation (a)	310,130	3,067,186
TOTAL COMMON STOCKS (Cost $3,275,221)		3,294,816
	Principal
	Amount
CONVERTIBLE BONDS - 1.84%
Accuride Corporation
7.500%, 02/26/2020 (Acquired 03/16/2010 - 03/19/2010, Cost $749,362) (f)(g)	$331,000	749,715
GGP Limited Partnership
3.980%, 04/15/2027 (Acquired 03/09/2010, Cost $1,046,128) (b)(e)	1,000,000	1,035,000
TOTAL CONVERTIBLE BONDS (Cost $1,795,490)		1,784,715

CORPORATE BONDS - 5.63%
Rouse Company Limited Partnership
5.375%, 11/26/2013 (e)	1,000,000	1,080,000
3.625%, 03/15/2020 (e)	1,000,000	1,032,500
8.000%, 04/30/2020 (e)	3,000,000	3,352,500
TOTAL CORPORATE BONDS (Cost $5,480,625)		5,465,000

STRUCTURED LIFE SETTLEMENT NOTES - 0.41%
Cedar-Lane Series A-2 (d)(i)	400,000	400,000
TOTAL STRUCTURED LIFE SETTLEMENT NOTES (Cost $400,000)		400,000

	Shares
MONEY MARKET FUNDS - 57.15%
Fidelity Institutional Government Portfolio - Class I, 0.04% (h)	25,965,540	25,965,540
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.11% (h)	29,494,134	29,494,134
TOTAL MONEY MARKET FUNDS (Cost $55,459,674)		55,459,674
Total Investments (Cost $97,144,189) - 101.19%		98,198,002
Liabilities in Excess of Other Assets - (1.19)%		(1,156,782)
TOTAL NET ASSETS - 100.00%		$97,041,220

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,035,000, representing 1.07%
of net assets.
(c)	The coupon rates shown represent the rates at March 31, 2010.
(d)	Fair valued securities. The total market value of these securities was $12,888,750, representing 13.28% of net assets.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	Payment-in-kind security.
(g)	Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $749,715, representing 0.77% of net assets.
(h)	The rate shown represents the 7-day yield at March 31, 2010.
(i)	Illiquid security.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).  Various factors may be reviewed in order to make a good faith determination of a security’s fair value.  These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.  If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures (“ASC 820”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments.  These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other that quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$ 19,305,047	$ -	$ -	$ 19,305,047
Auction Rate Preferred Securities	-	-	12,488,750	12,488,750
Common Stocks	3,294,816	-	-	3,294,816
Convertible Bonds	-	1,784,715	-	1,784,715
Corporate Bonds	-	5,465,000	-	5,465,000
Structured Life Settlement Notes	-	-	400,000	400,000
Money Market Funds	55,459,674	-	-	55,459,674
Total	$ 78,059,537	$ 7,249,715	$ 12,888,750	$ 98,198,002

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2009			$ -
Accrued discounts / premiums			-
Realized gain (loss)			-
Change in unrealized appreciation (depreciation)			15,000
Net purchases (sales)			12,873,750
Transfers in and / or out of Level 3			-
Balance as of March 31, 2010			$ 12,888,750

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$97,144,189
Gross unrealized appreciation	1,095,625
Gross unrealized depreciation	(41,812)
Net unrealized appreciation	$1,053,813

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Special Opportunities Fund, Inc.

By (Signature and Title)                  /s/ Andrew Dakos
Andrew Dakos, President

Date             May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Andrew Dakos
Andrew Dakos, President

Date             May 26, 2010

By (Signature and Title)                  /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date             May 24, 2010